Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Debit and Credit Cards Reward Points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 6,359.1	$ 77.4	₨ 6,387.9
Provision made during the year	5,537.3	67.4	4,651.3
Utilization/write back of provision	(4,901.3)	(59.6)	(4,137.7)
Closing provision of reward points	6,963.2	84.8	6,359.1
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	₨ (31.9)	$ (0.4)	₨ (542.4)